Net (Loss) Income Per Share	12 Months Ended
Mar. 31, 2026
Net (Loss) Income Per Share [Abstract]
NET (LOSS) INCOME PER SHARE
22.	NET (LOSS) INCOME PER SHARE

The following table sets forth the computation of basic and diluted net (loss) income per share for years indicated:

	For the Years Ended March 31,
	2024	2025	2026
	$	$	$

Net (loss) income attributable to Highway Holdings Limited’s shareholders, basic and diluted	(959)	106	(1,524)

Shares:
Weighted average common shares used in computing basic net (loss) income per share	4,373,236	4,401,825	4,554,360

Dilutive stock option	-	-	-

Weighted average common shares used in computing diluted net (loss) income per share	4,373,236	4,401,825	4,554,360

Net (loss) income per share, basic	(0.22)	0.02	(0.33)

Net (loss) income per share, diluted	(0.22)	0.02	(0.33)

For the years ended March 31, 2024, 2025 and 2026 stock options to purchase 195,000 shares, nil shares and nil shares of the Company’s stock were excluded respectively from the EPS calculation, as their effects were anti-dilutive.